UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    CAVU Capital Advisors, LLC

Address: 20 Marshall Street, Suite 102
         South Norwalk, CT 06854


13F File Number: 028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    James Gilmore
Title:   Chief Financial Officer
Phone:   203-286-0453


Signature, Place and Date of Signing:


/s/James Gilmore                South Norwalk, CT           February 17, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                     [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  28

Form 13F Information Table Value Total: $31,573
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


                                                     Form 13F INFORMATION TABLE


COLUMN 1                       COLUMN  2       COLUMN 3    COLUMN 4       COLUMN 5       COL 6   COL 7            COLUMN 8

                               TITLE OF                    VALUE     SHRS OR  SH/ PUT/   INVSMT  OTHR         VOTING AUTHORITY
NAME OF ISSUER                 CLASS           CUSIP       (X$1000)  PRN AMT  PRN CALL   DSCRTN  MGRS    SOLE       SHARED      NONE

ADVANCE AUTO PARTS INC         COM             00751Y106   1,683      50,000  SH          SOLE            50,000       0         0
ARKANSAS BEST CORP DEL         COM             040790107   1,057      35,100  SH          SOLE            35,100       0         0
ANADARKO PETE CORP             COM             032511107     675      17,500  SH          SOLE            17,500       0         0
AMERICAN AXLE & MFG HLDGS IN   COM             024061103     289     100,000  SH          SOLE           100,000       0         0
BJ SVCS CO                     COM             055482103   1,333     114,200  SH          SOLE           114,200       0         0
C H ROBINSON WORLDWIDE INC     COM NEW         12541W209   1,403      25,500  SH          SOLE            25,500       0         0
CUMMINS INC                    COM             231021106     668      25,000  SH          SOLE            25,000       0         0
EATON CORP                     COM             278058102   1,118      22,500  SH          SOLE            22,500       0         0
HONEYWELL INTL INC             COM             438516106   1,477      45,000  SH          SOLE            45,000       0         0
HUNT J B TRANS SVCS INC        COM             445658107   1,773      67,500  SH          SOLE            67,500       0         0
KOHLS CORP                     COM             500255104   1,267      35,000  SH          SOLE            35,000       0         0
LEAR CORP                      COM             521865105     141     100,000  SH          SOLE           100,000       0         0
MACYS INC                      COM             55616P104     569      55,000  SH          SOLE            55,000       0         0
MGM MIRAGE                     COM             552953101     550      40,000  SH          SOLE            40,000       0         0
NOBLE ENERGY INC               COM             655044105     738      15,000  SH          SOLE            15,000       0         0
NVIDIA CORP                    COM             67066G104   2,661     329,732  SH          SOLE           329,732       0         0
O REILLY AUTOMOTIVE INC        COM             686091109   1,076      35,000  SH          SOLE            35,000       0         0
PARKER HANNIFAN CORP           COM             701094104   1,170      27,500  SH          SOLE            27,500       0         0
COMPANHIA VALE DO RIO DOCE     SPONSORED ADR   204412209     799      66,000  SH          SOLE            66,000       0         0
SEALED AIR CORP NEW            COM             81211K100     747      50,000  SH          SOLE            50,000       0         0
SHERWIN WILLIAMS CO            COM             824348106     747      12,500  SH          SOLE            12,500       0         0
SANDISK CORP                   COM             80004C101   2,544     265,000  SH          SOLE           265,000       0         0
TAIWAN SEMICONDUCTOR MFG LTD   SPONSORED ADR   874039100   1,007     127,500  SH          SOLE           127,500       0         0
UNITED PARCEL SERVICE INC      CL B            911312106   1,655      30,000  SH          SOLE            30,000       0         0
VISTEON CORP                   COM             92839U107     316     902,120  SH          SOLE           902,120       0         0
VMWARE INC                     CL A COM        928563402   1,504      63,500  SH          SOLE            63,500       0         0
WEATHERFORD INTERNATIONAL LT   COM             G95089101     784      72,500  SH          SOLE            72,500       0         0
WAL MART STORES INC            COM             931142103   1,822      32,500  SH          SOLE            32,500       0         0


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